                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Milbank Winthrop & Co Inc
Address: 654 Madison Ave, Suite 1550
         New York, N.Y. 10021


Form 13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Bennett
Title:   Principal
Phone:   (212) 980-2500

Signature, Place, and Date of Signing:

    /s/  Janice Bennett      New York, NY       August 1, 2001
    _______________________  _________________  _________________
         [Signature]            [City, State]     [Date]



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Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     84

Form 13F Information Table Value Total:     $148,654
                                              [thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                   MILBANK WINTHROP & CO. INC.
    ITEM 1          ITEM 2        ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)    (b)     (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE   SHARED   NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----   ------   ----
ABBOTT LABS            COMMON     002824100      284,843      5,933           X                              5,933    0     0
ADC TELECOMMUNICATION  COMMON     000886101    2,951,639    447,218           X                            447,218    0     0
ADVANCED VIRAL RESH C  COMMON     007928104        4,066     10,700           X                             10,700    0     0
AEGON N V - ORD AMER   COMMON     007924103      335,489     11,813           X                             11,813    0     0
AFLAC INC              COMMON     001055102    3,205,556    101,796           X                            101,796    0     0
AMERICAN EXPRESS CO    COMMON     025816109    3,906,190    100,675           X                            100,675    0     0
AMERICAN HOME PRODS C  COMMON     026609107      209,800      3,590           X                              3,590    0     0
AMERICAN INTL GROUP I  COMMON     026874107    3,778,410     43,935           X                             43,935    0     0
AMERICAN TOWER CORP C  COMMON     029912201    2,499,003    120,900           X                            120,900    0     0
AOL TIME WARNER        COMMON     00184A105    7,441,200    140,400           X                            140,400    0     0
AT & T CORP.           COMMON     001957109    1,432,200     65,100           X                             65,100    0     0
AT&T CORP LIBERTY MED  COMMON     001957208    2,276,918    130,184           X                            130,184    0     0
BANK NEW YORK INC      COMMON     064057102      506,784     10,558           X                             10,558    0     0
BELLSOUTH CORP         COMMON     079860102    1,596,786     39,652           X                             39,652    0     0
BELO CORPORATION       COMMON     080555105    1,870,812     99,300           X                             99,300    0     0
BERKSHIRE HATHAWAY IN  COMMON     084670108      902,200         13           X                                 13    0     0
BP AMOCO ADS           COMMON     055622104    2,195,643     44,045           X                             44,045    0     0
BRIGGS & STRATTON COR  COMMON     109043109      478,256     11,360           X                             11,360    0     0
BRISTOL MYERS SQUIBB   COMMON     110122108    4,106,596     78,520           X                             78,520    0     0
CARNIVAL CORP CL A     COMMON     143658102    2,962,550     96,500           X                             96,500    0     0
CATERPILLAR INC        COMMON     149123101      245,045      4,896           X                              4,896    0     0
CHEVRON CORP           COMMON     166751107      490,691      5,422           X                              5,422    0     0
CHUBB CORP             COMMON     171232101    3,856,014     49,800           X                             49,800    0     0
CISCO SYS INC          COMMON     17275R102      332,041     18,244           X                             18,244    0     0
CITIGROUP INC.         COMMON     172967101    5,859,375    110,889           X                            110,889    0     0
COCA COLA CO           COMMON     191216100    1,028,565     22,857           X                             22,857    0     0
CONSECO INC COM        COMMON     208464107      193,900     14,000           X                             14,000    0     0
CORNING INC            COMMON     219350105    1,802,758    107,885           X                            107,885    0     0
DEERE & CO             COMMON     244199105      651,020     17,200           X                             17,200    0     0
DISNEY WALT PRODTNS    COMMON     254687106      340,960     11,802           X                             11,802    0     0
DOVER CORP             COMMON     260003108    3,015,765     80,100           X                             80,100    0     0
DU PONT E I DE NEMOUR  COMMON     263534109      305,890      6,341           X                              6,341    0     0
ELECTRONIC DATA SYSTE  COMMON     285661104      512,500      8,200           X                              8,200    0     0
EXXON MOBIL CORPORATI  COMMON     30231G102    9,948,117    227,776           X                            227,776    0     0
FEDERAL HOME LOAN MTG  COMMON     313400301    3,318,000     47,400           X                             47,400    0     0
FEDERAL NAT MORTGAGE   COMMON     313586109    1,809,437     21,250           X                             21,250    0     0
FIRST UNION CORP       COMMON     337358105      500,446     14,323           X                             14,323    0     0
FORD MTR CO DEL COM P  COMMON     345370860    2,441,988     99,470           X                             99,470    0     0
GEMSTAR TV GUIDE INTE  COMMON     36866W106      675,295     15,852           X                             15,852    0     0


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GENERAL ELECTRIC COMP  COMMON     369604103    8,049,502    165,118           X                            165,118    0     0
GILLETTE CO            COMMON     375766102      473,552     16,335           X                             16,335    0     0
HEWLETT PACKARD CO     COMMON     428236103      216,502      7,570           X                              7,570    0     0
INTEL CORP             COMMON     458140100      946,208     32,349           X                             32,349    0     0
INTERNATIONAL BUSINES  COMMON     459200101      693,707      6,139           X                              6,139    0     0
INTERPUBLIC GROUP COS  COMMON     460690100    1,541,932     52,536           X                             52,536    0     0
J.P. MORGAN CHASE & C  COMMON     46625H100      742,501     16,648           X                             16,648    0     0
JEFFERSON PILOT CORP   COMMON     475070108      289,920      6,000           X                              6,000    0     0
JOHNSON & JOHNSON      COMMON     478160104    2,439,400     48,788           X                             48,788    0     0
LEHMAN BROS HLDGS INC  COMMON     524908100      590,900      7,600           X                              7,600    0     0
LOEWS CORP             COMMON     540424108      385,485      5,983           X                              5,983    0     0
MCGRAW HILL INC        COMMON     580645109      254,214      3,843           X                              3,843    0     0
MEDIA GENERAL INC. CL  COMMON     584404107    3,551,200     77,200           X                             77,200    0     0
MELLON FINL CORP       COMMON     58551A108      542,800     11,800           X                             11,800    0     0
MERCK & CO             COMMON     589331107    5,201,124     81,382           X                             81,382    0     0
MICROSOFT CORP         COMMON     594918104      511,000      7,000           X                              7,000    0     0
MINNESOTA MNG & MFG C  COMMON     604059105    1,337,823     11,725           X                             11,725    0     0
MOTOROLA INC           COMMON     620076109      337,874     20,403           X                             20,403    0     0
NESTLE SA              SPONSORED
                       ADR        641069406      254,400      4,800           X                              4,800    0     0
NORTHERN TRUST CORP    COMMON     665859104    2,124,250     33,988           X                             33,988    0     0
NUI HLDG CO COM        COMMON     629431107      454,838     19,707           X                             19,707    0     0
ORACLE CORP            COMMON     68389X105    1,229,832     64,728           X                             64,728    0     0
PFIZER INC             COMMON     717081103    1,843,501     46,030           X                             46,030    0     0
PHARMACIA CORP         COMMON     71713U102      265,959      5,788           X                              5,788    0     0
PHILIP MORRIS COS INS  COMMON     718154107      529,881     10,441           X                             10,441    0     0
POTASH CORP SASK INC   COMMON     73755L107    3,076,640     53,600           X                             53,600    0     0
PROCTER & GAMBLE CO    COMMON     742718109    3,218,200     50,442           X                             50,442    0     0
PROVIDIAN FINL CORP    COMMON     74406A102    1,154,400     19,500           X                             19,500    0     0
QUALCOMM INC COM       COMMON     747525103      738,018     12,620           X                             12,620    0     0
READERS DIGEST ASSN I  COMMON     755267101    2,860,625     99,500           X                             99,500    0     0
REGIS CORP MINN        COMMON     758932107    5,897,141    280,950           X                            280,950    0     0
ROYAL DUTCH PETRO-NY   COMMON     780257804    2,364,130     40,572           X                             40,572    0     0
SBC COMMUNICATIONS, I  COMMON     78387G103      342,673      8,554           X                              8,554    0     0
SCHLUMBERGER           COMMON     806857108    1,031,835     19,598           X                             19,598    0     0
SIGMA ALDRICH CORP     COMMON     826552101    2,340,372     60,600           X                             60,600    0     0
TEXACO INC             COMMON     881694103      738,927     11,095           X                             11,095    0     0
TEXAS INSTRUMENTS INC  COMMON     882508104      538,650     17,100           X                             17,100    0     0
TYCO INTL LTD NEW COM  COMMON     902124106      723,433     13,274           X                             13,274    0     0
U S BANCORP            COMMON     902973304      735,046     32,253           X                             32,253    0     0
VERIZON COMMUNICATION  COMMON     92343V104      374,447      6,999           X                              6,999    0     0
VIACOM INC CL B        COMMON     925524308    4,968,414     96,008           X                             96,008    0     0
VODAFONE GROUP PLC     COMMON     92857W100      878,199     39,293           X                             39,293    0     0
WALGREEN COMPANY       COMMON     931422109      239,050      7,000           X                              7,000    0     0
WELLS FARGO NEW        COMMON     949746101    1,239,635     26,699           X                             26,699    0     0
ZEMEX CDA CORP COM     COMMON     988910105      112,585     18,733           X                             18,733    0     0






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